OTHER CURRENT RECEIVABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER CURRENT RECEIVABLES

NOTE 3 - OTHER CURRENT RECEIVABLES:

	December 31, 2025	December 31, 2024
Receivable in respect of exercise of warrants	-	1,510
Tax authorities	364	305
Prepaid expenses	198	102
Proof of concept receivables	8	46
Other	17	30
Total	587	1,993